Transamerica Aegon Bond VP Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Initial
Prospectus [Line Items]
Average Annual Return, Percent		7.13%	(0.34%)	2.08%
Performance Inception Date	May 01, 2002
Service
Prospectus [Line Items]
Average Annual Return, Percent		6.78%	(0.60%)	1.82%
Performance Inception Date	May 01, 2003